OneAscent Capital Opportunities Fund
Schedule of Investments
June 30, 2025 - (Unaudited)
PRIVATE INVESTMENTS — 30.72% Shares Fair Value
DIRECT INVESTMENT — 22.88%
Data Dasher, Inc.
(a)(b)
$ 1,000,000
Immerse, Inc.
(a)(b)
1,000,000
Subsentio, Inc.
(a)(b)
1,000,000
Tango Tango, Inc.
(a)(b)
1,000,000
TOTAL DIRECT INVESTMENT 4,000,000
PRIVATE INVESTMENT FUNDS — 7.84%
Conductor Capital LP
(a)(b)(c)
257,500
Highmount Opportunity Fund I, LP
(a)(b)(c)
116,100
The Passport Fund I, LLC
(a)(b)(c)
1,000,000
TOTAL PRIVATE INVESTMENT FUNDS 1,373,600
TOTAL PRIVATE INVESTMENTS (Cost $5,380,528) 5,373,600
EXCHANGE-TRADED FUNDS — 28.47%
Alerian MLP ETF 8,100 395,766
FT Energy Income Partners Enhanced Income ETF 40,000 788,792
Global X Russell 2000 Covered Call ETF 45,000 670,950
Harbor Commodity All-Weather Strategy ETF 21,425 520,413
iShares Cohen & Steers REIT ETF 14,600 892,936
SPDR® Blackstone High Income ETF 34,000 972,060
Timothy Plan Market Neutral ETF 22,000 528,935
VanEck Vectors Mortgage REIT Income ETF 20,000 211,200
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,990,288) 4,981,052
CLOSED-END FUNDS — 13.92%
TENDER OFFER FUNDS — 11.43%
Hamilton Lane Private Secondary Fund 1,000,000 1,000,000
Hamilton Lane Venture Capital and Growth Fund 1,000,000 1,000,000
TOTAL TENDER OFFER FUNDS 2,000,000
INTERVAL FUNDS — 2.49%
Cliffwater Corporate Lending Fund 40,288 435,921
TOTAL INTERVAL FUNDS 435,921
TOTAL CLOSED-END FUNDS (Cost $2,433,691) 2,435,921
OPEN-END FUNDS — 7.78%
Abbey Capital Futures Strategic Fund, Class I 36,949 384,273
AQR Managed Futures Strategy Fund, Class I 45,875 404,156
Camelot Event Driven Fund, Institutional Class 23,667 506,944
Carlyle Tactical Private Credit, Class I 7,856 65,758
TOTAL OPEN-END FUNDS (Cost $1,371,847) 1,361,131
Total Investments (Cost $14,176,354 ) — 80.89% 14,151,704
Other Assets in Excess of Liabilities — 19.11% 3,342,988
NET ASSETS — 100.00% $ 17,494,692
(a) Restricted investment as to resale.

OneAscent Capital Opportunities Fund
Schedule of Investments (continued)
June 30, 2025 - (Unaudited)
(b) Investment does not issue shares.
(c) Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient.
ETF - Exchange-Traded Fund
REIT - Real Estate Investment Trust
SPDR - Standard & Poor's Depositary Receipt